Series A Non-Voting Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended
	Jul. 07, 2023	Jun. 26, 2023	Jun. 22, 2023	Sep. 30, 2023	Jun. 30, 2023
Class Of Stock [Line Items]
Issuance of Series A non-voting convertible preferred stock (in shares)				365,000	721,000
Series A Non Voting Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock issued and outstanding percentage			30.00%
Preferred stock, redemption value				$ 532,300
Preferred stock, redemption per share (in dollars per share)				$ 12.25
Conversion basis			40
Issuance of Series A non-voting convertible preferred stock (in shares)		721,452
Issuance of Series A non-voting convertible preferred stock	$ 189,700	$ 197,300		$ 189,741	$ 197,323
Series A Non Voting Convertible Preferred Stock | Asset Acquisition
Class Of Stock [Line Items]
Number of shares transferred as equity interest in asset acquisition	364,887
Series A Non Voting Convertible Preferred Stock | Minimum
Class Of Stock [Line Items]
Beneficially holders owned percentage			0.00%
Series A Non Voting Convertible Preferred Stock | Maximum
Class Of Stock [Line Items]
Beneficially holders owned percentage			19.99%
Series A Non Voting Convertible Preferred Stock | Private Placement
Class Of Stock [Line Items]
Gross proceeds received in private placement		$ 210,000